Events After the Reporting Period (Details) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Sep. 13, 2023 AUD ($)	Jun. 30, 2023 AUD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Aug. 17, 2023
Events After the Reporting Period (Details) [Line Items]
Research and development eligibility criteria rate				43.50%
Percentage of claim cost		43.50%	43.50%
Loan facility, interest rate		10%	10%
Conversion price per share (in Dollars per share) | $ / shares		$ 0.3
Conversion of floor price (in Dollars per share) | $ / shares		$ 0.35
percentage of outstanding loan funds and interest rate		10.00%
Bottom of Range [Member]
Events After the Reporting Period (Details) [Line Items]
Percentage of Common shareholding		20.00%
Top of Range [Member]
Events After the Reporting Period (Details) [Line Items]
Percentage of Common shareholding		25.00%
AHI’s Technology [Member]
Events After the Reporting Period (Details) [Line Items]
Chang in pay amount (in Dollars)			$ 10
Annual license fee (in Dollars)			$ 5
Percentage of receive revenue share		50.00%	50.00%
Convertible loan facility (in Dollars)		$ 1.5
AHI’s Technology [Member] | Bottom of Range [Member]
Events After the Reporting Period (Details) [Line Items]
Percentage of receive revenue share		25.00%	25.00%
Convertible loan facility (in Dollars)	$ 1.5
AHI’s Technology [Member] | Top of Range [Member]
Events After the Reporting Period (Details) [Line Items]
Percentage of receive revenue share		50.00%	50.00%
Fully paid ordinary shares (in Shares) | shares		2,000,000
Convertible loan facility (in Dollars)	$ 5.0
IntelliGen [Member] | Bottom of Range [Member]
Events After the Reporting Period (Details) [Line Items]
Fully paid ordinary shares (in Shares) | shares		250,000